PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665
Additions	204,239	285,083	498,624	987,946
Disposals	—	(15,248)	—	(15,248)
Amortization	(180,007)	(348,993)	(121,945)	(650,945)
Transfers between categories	126,630	117,062	(243,692)	—
As at December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418
Additions	76,403	183,670	684,804	944,877
Acquisition (Note 5)	91,204	91,906	—	183,110
Disposals	—	(13,603)	—	(13,603)
Amortization	(231,729)	(414,353)	(147,439)	(793,521)
Transfers between categories	(570)	194,247	(193,677)	—
As at December 31, 2021	$2,094,721	$3,267,566	$2,283,994	$7,646,281

As at December 31, 2020
Cost	$3,680,992	$6,528,830	$2,798,411	$13,008,233
Accumulated amortization and impairments	(1,521,579)	(3,303,131)	(858,105)	(5,682,815)
Carrying value - December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418

As at December 31, 2021
Cost	$3,833,970	$6,942,383	$3,289,532	$14,065,885
Accumulated amortization and impairments	(1,739,249)	(3,674,817)	(1,005,538)	(6,419,604)
Carrying value - December 31, 2021	$2,094,721	$3,267,566	$2,283,994	$7,646,281

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2021	2020
Canada	$5,529,486	$5,166,239
Finland	1,435,881	1,428,331
Sweden	13,812	13,812
Mexico	659,469	714,576
United States	7,633	2,460
Total property, plant and mine development	$7,646,281	$7,325,418